Vanguard® Long-Term Treasury Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (88.2%)
	United States Treasury Note/Bond	4.375%	11/15/39	7,000	6,914
	United States Treasury Note/Bond	1.125%	5/15/40	1,500	938
	United States Treasury Note/Bond	1.125%	8/15/40	27,100	16,767
	United States Treasury Note/Bond	3.875%	8/15/40	6,000	5,559
	United States Treasury Note/Bond	1.375%	11/15/40	41,100	26,386
	United States Treasury Note/Bond	4.250%	11/15/40	22,300	21,543
	United States Treasury Note/Bond	1.875%	2/15/41	66,050	45,763
	United States Treasury Note/Bond	2.250%	5/15/41	62,400	45,647
	United States Treasury Note/Bond	4.375%	5/15/41	1,100	1,075
	United States Treasury Note/Bond	1.750%	8/15/41	67,190	44,931
	United States Treasury Note/Bond	3.750%	8/15/41	25,100	22,668
	United States Treasury Note/Bond	2.000%	11/15/41	63,200	43,796
	United States Treasury Note/Bond	3.125%	11/15/41	11,300	9,338
	United States Treasury Note/Bond	2.375%	2/15/42	66,200	48,510
	United States Treasury Note/Bond	3.125%	2/15/42	18,700	15,381
	United States Treasury Note/Bond	3.000%	5/15/42	57,800	46,531
	United States Treasury Note/Bond	3.250%	5/15/42	48,780	40,716
	United States Treasury Note/Bond	2.750%	8/15/42	15,500	11,959
	United States Treasury Note/Bond	3.375%	8/15/42	79,600	67,424
	United States Treasury Note/Bond	2.750%	11/15/42	2,200	1,689
	United States Treasury Note/Bond	4.000%	11/15/42	60,400	55,665
	United States Treasury Note/Bond	3.125%	2/15/43	39,111	31,692
	United States Treasury Note/Bond	3.875%	2/15/43	51,500	46,575
	United States Treasury Note/Bond	2.875%	5/15/43	45,446	35,292
	United States Treasury Note/Bond	3.875%	5/15/43	36,900	33,308
	United States Treasury Note/Bond	3.625%	8/15/43	44,500	38,626
	United States Treasury Note/Bond	4.375%	8/15/43	46,500	44,816
	United States Treasury Note/Bond	3.750%	11/15/43	39,057	34,445
	United States Treasury Note/Bond	4.750%	11/15/43	22,500	22,732
	United States Treasury Note/Bond	3.625%	2/15/44	37,300	32,241
	United States Treasury Note/Bond	4.500%	2/15/44	40,350	39,422
	United States Treasury Note/Bond	3.375%	5/15/44	20,900	17,357
	United States Treasury Note/Bond	4.625%	5/15/44	41,350	41,019
	United States Treasury Note/Bond	3.125%	8/15/44	24,849	19,775
	United States Treasury Note/Bond	4.125%	8/15/44	12,300	11,397
	United States Treasury Note/Bond	3.000%	11/15/44	44,051	34,236
	United States Treasury Note/Bond	2.500%	2/15/45	35,500	25,229
	United States Treasury Note/Bond	3.000%	5/15/45	3,805	2,944
	United States Treasury Note/Bond	2.875%	8/15/45	27,963	21,118
	United States Treasury Note/Bond	3.000%	11/15/45	32,100	24,701
	United States Treasury Note/Bond	2.500%	2/15/46	44,295	31,022
	United States Treasury Note/Bond	2.500%	5/15/46	6,810	4,749
	United States Treasury Note/Bond	2.250%	8/15/46	55,400	36,635
	United States Treasury Note/Bond	2.875%	11/15/46	18,969	14,108
	United States Treasury Note/Bond	3.000%	2/15/47	27,998	21,226
	United States Treasury Note/Bond	3.000%	5/15/47	8,636	6,539
	United States Treasury Note/Bond	2.750%	8/15/47	38,230	27,539
	United States Treasury Note/Bond	2.750%	11/15/47	15,290	10,985
	United States Treasury Note/Bond	3.000%	2/15/48	36,100	27,088
	United States Treasury Note/Bond	3.125%	5/15/48	34,700	26,615
	United States Treasury Note/Bond	3.000%	8/15/48	35,333	26,389
	United States Treasury Note/Bond	3.375%	11/15/48	34,861	27,833
	United States Treasury Note/Bond	3.000%	2/15/49	46,000	34,227
[1]	United States Treasury Note/Bond	2.875%	5/15/49	40,761	29,538
	United States Treasury Note/Bond	2.250%	8/15/49	14,800	9,375
	United States Treasury Note/Bond	2.375%	11/15/49	36,600	23,767
	United States Treasury Note/Bond	2.000%	2/15/50	58,500	34,732
	United States Treasury Note/Bond	1.250%	5/15/50	39,500	19,205
	United States Treasury Note/Bond	1.375%	8/15/50	78,997	39,372
	United States Treasury Note/Bond	1.625%	11/15/50	87,012	46,347

Vanguard® Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.875%	2/15/51	67,800	38,500
	United States Treasury Note/Bond	2.375%	5/15/51	82,550	52,926
	United States Treasury Note/Bond	2.000%	8/15/51	70,200	40,933
	United States Treasury Note/Bond	1.875%	11/15/51	92,400	51,989
	United States Treasury Note/Bond	2.250%	2/15/52	81,000	50,068
	United States Treasury Note/Bond	2.875%	5/15/52	75,000	53,414
	United States Treasury Note/Bond	3.000%	8/15/52	68,050	49,738
	United States Treasury Note/Bond	4.000%	11/15/52	54,700	48,518
	United States Treasury Note/Bond	3.625%	2/15/53	59,100	48,905
[2]	United States Treasury Note/Bond	3.625%	5/15/53	52,075	43,110
	United States Treasury Note/Bond	4.125%	8/15/53	44,900	40,705
	United States Treasury Note/Bond	4.750%	11/15/53	72,900	73,307
	United States Treasury Note/Bond	4.250%	2/15/54	80,560	74,568
	United States Treasury Note/Bond	4.625%	5/15/54	77,000	75,920
	United States Treasury Note/Bond	4.250%	8/15/54	44,600	41,349
	United States Treasury Note/Bond	4.500%	11/15/54	97,600	94,451
	United States Treasury Note/Bond	4.625%	2/15/55	2,600	2,572
	United States Treasury Strip Coupon	0.000%	11/15/40	20,000	9,440
	United States Treasury Strip Coupon	0.000%	5/15/41	20,000	9,181
					2,533,010
Agency Bonds and Notes (6.4%)
[3]	Fannie Mae Principal Strip	0.000%	8/6/38	36,000	19,274
	Federal Farm Credit Banks Funding Corp.	3.820%	6/15/37	25,000	23,145
	Federal Farm Credit Banks Funding Corp.	4.000%	9/8/37	25,000	23,516
[3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	14,465	7,634
[3]	Federal National Mortgage Association	0.000%	11/15/30	49,591	39,720
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	68,687	54,029
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	19,800	16,419
					183,737
Conventional Mortgage-Backed Securities (2.6%)
[3,4]	Fannie Mae Pool	2.570%	2/1/37	2,347	1,874
[3,4]	Fannie Mae Pool	2.610%	3/1/37	8,000	6,361
[3,4]	Fannie Mae Pool	3.460%	9/1/37	1,500	1,336
[3,4]	Fannie Mae Pool	2.330%	10/1/39	1,245	927
[3,4]	Fannie Mae Pool	4.290%	10/1/39	5,366	5,026
[3,4]	Fannie Mae Pool	2.540%	12/1/39	4,920	3,932
[3,4]	Fannie Mae Pool	4.400%	3/1/40	3,396	3,231
[3,4]	Fannie Mae Pool	4.410%	4/1/40	2,902	2,760
[3,4]	Fannie Mae Pool	2.070%	10/1/40	1,870	1,404
[3,4]	Fannie Mae Pool	2.520%	12/1/41	6,897	5,373
[3,4]	Fannie Mae Pool	2.480%	1/1/42	3,060	2,347
[3,4]	Fannie Mae Pool	2.510%	10/1/46	8,071	6,410
[3,4]	Fannie Mae Pool	2.160%	10/1/50	2,550	1,828
[3,4]	Fannie Mae Pool	2.310%	12/1/50	1,551	1,091
[3,4]	Fannie Mae Pool	2.340%	12/1/50	1,382	1,004
[3,4]	Fannie Mae Pool	2.460%	9/1/51	935	684
[3,4]	Fannie Mae Pool	2.470%	9/1/51	2,432	1,780
[3,4]	Freddie Mac Pool	2.160%	5/1/39	4,385	3,274
[3,4]	Freddie Mac Pool	3.800%	5/1/39–2/1/41	8,699	7,855
[3,4]	Freddie Mac Pool	3.480%	6/1/39	3,875	3,393
[3,4]	Freddie Mac Pool	4.500%	11/1/39	2,969	2,867
[3,4]	Freddie Mac Pool	4.000%	8/1/40	5,897	5,336
[3,4]	Freddie Mac Pool	3.750%	6/1/42	3,999	3,467
[3,4]	Freddie Mac Pool	2.660%	1/1/43	2,383	1,800
					75,360
Nonconventional Mortgage-Backed Securities (1.4%)
[3,4]	Freddie Mac REMICS	2.500%	3/25/41	7,238	5,587
[3,4]	Freddie Mac REMICS	2.000%	7/25/50–1/25/51	11,382	6,949
[3,4]	Freddie Mac REMICS	1.000%	11/25/51	3,481	1,698
[4]	Ginnie Mae REMICS	3.000%	5/20/48–1/20/55	17,020	13,968
[4]	Ginnie Mae REMICS	3.500%	3/20/49	2,162	1,735
[4]	Ginnie Mae REMICS	4.000%	9/20/49	10,000	9,073
					39,010
Total U.S. Government and Agency Obligations (Cost $3,107,854)					2,831,117

Vanguard® Long-Term Treasury Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $7,169)	4.350%	71,696	7,169
Total Investments (98.9%) (Cost $3,115,023)				2,838,286
Other Assets and Liabilities—Net (1.1%)				32,998
Net Assets (100%)				2,871,284
Cost is in $000.
1	Securities with a value of $1,064 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,151 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	412	85,757	181
5-Year U.S. Treasury Note	June 2025	1,180	128,850	544
Long U.S. Treasury Bond	June 2025	289	33,705	(30)
Ultra Long U.S. Treasury Bond	June 2025	906	109,654	283
				978

Short Futures Contracts
10 Year U.S. Treasury Note	June 2025	(849)	(95,274)	(355)
Ultra 10-Year U.S. Treasury Note	June 2025	(370)	(42,452)	(719)
				(1,074)
				(96)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/31/29	6/2/25[1]	7,600	0.000[2]	(3.206)[3]	33	33
8/31/29	6/2/25[1]	7,500	0.000[2]	(4.088)[3]	(227)	(227)
8/31/29	6/2/25[1]	7,500	0.000[2]	(3.926)[3]	(179)	(179)
8/31/29	6/2/25[1]	7,400	0.000[2]	(3.495)[3]	(51)	(51)
8/31/29	6/2/25[1]	3,900	0.000[2]	(3.623)[3]	(47)	(47)
8/31/29	6/2/25[1]	3,740	0.000[2]	(3.799)[3]	(71)	(71)
					(542)	(542)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's

Vanguard® Long-Term Treasury Fund
net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2025, counterparties had deposited in segregated accounts securities with a value of $280 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Long-Term Treasury Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,831,117	—	2,831,117
Temporary Cash Investments	7,169	—	—	7,169
Total	7,169	2,831,117	—	2,838,286
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,008	—	—	1,008
Swap Contracts	33[1]	—	—	33
Total	1,041	—	—	1,041
Liabilities
Futures Contracts[1]	(1,104)	—	—	(1,104)
Swap Contracts	(575)[1]	—	—	(575)
Total	(1,679)	—	—	(1,679)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.